Share-Based Compensation - Assumptions used to Determined the Estimated Fair Value of Options using the Binomial Option Pricing Model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	2.51%	3.40%
Risk-free interest rate, minimum			2.84%
Risk-free interest rate, maximum			2.97%
Volatility	55.00%	46.00%
Volatility, minimum			45.00%
Volatility, maximum			47.00%
Dividend yield	0.00%	0.00%	0.00%
Exercise multiples	$ 2.8
Life of options	7 years	7 years	7 years
Fair value of underlying ordinary shares	$ 20.57	$ 49.67
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples		2.2	$ 2.2
Fair value of underlying ordinary shares			29.46
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples		$ 2.8	2.8
Fair value of underlying ordinary shares			$ 48.31